May 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Series Fund, Inc. (on behalf of ING Core Equity Research Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Series Fund, Inc. (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Core Equity Research Fund, a series of the Registrant, will acquire all of the assets of ING Opportunistic LargeCap Fund, a series of ING Equity Trust, in exchange for shares of ING Core Equity Research Fund and the assumption by ING Core Equity Research Fund of the liabilities of ING Opportunistic LargeCap Fund.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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